CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity:
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	100,000,000	100,000,000
Preferred stock outstanding (in shares)	0	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	62,690,869	62,690,869	37,200,000
Common stock, shares outstanding (in shares)	62,690,869	62,690,869	37,200,000